Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 97,809	$ 475,761
Net cash used in operating activities	$ 96,281	$ 108,831